1933 Act/Rule 497(j)



September 7, 2004                                                      VIA EDGAR
                                                                       ---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:      Phoenix Strategic Equity Series Fund
         Registration No. 033-06931

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant filed electronically on August 23, 2004.


Very truly yours,



/s/ Matthew A. Swendiman
Matthew A. Swendiman